Advance Payable	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Advance Payable [Abstract]
ADVANCE PAYABLE

NOTE 7 – ADVANCE PAYABLE

On July 9, 2021, the Company entered into a capital advance agreement with Shopify (“July Advance Agreement”). Under the terms of the July Advance Agreement, the Company has received $95,000 of principal and will repay $107,350 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the transition period ending October 31, 2021, the Company paid $27,055 of the outstanding balance. During the nine months ended July 31, 2022, the Company repaid all remaining outstanding balance of $67,945.

On August 31, 2021, the Company entered into a capital advance agreement with Shopify (“August Advance Agreement”). Under the terms of the August Advance Agreement, the Company has received $34,000 of principal and will repay $38,420 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the nine months ended July 31, 2022, the Company repaid all remaining outstanding balance of $34,000.

On April 5, 2022, the Company entered into a capital advance agreement with PayPal (“PayPal Advance Agreement I”). Under the terms of the PayPal Advance Agreement I, the Company received $25,000 of principal and will repay $27,502 by remitting 30% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The Company recorded $2,502 of debt discount which was amortized immediately to interest expense. During the nine months ended July 31, 2022, the Company paid $15,822 of the outstanding balance. The advance has an outstanding balance of $11,680 as of July 31, 2022, reflected as advance payable on the accompanying unaudited consolidated balance sheet.

On April 6, 2022, the Company entered into a capital advance agreement with Shopify (“April Advance Agreement I”). Under the terms of the April Advance Agreement I, the Company received $23,000 of principal and will repay $25,990 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The Company recorded $2,990 of debt discount which was amortized immediately to interest expense. During the nine months ended July 31, 2022, the Company repaid all remaining outstanding balance of $25,990.

On April 6, 2022, the Company entered into a capital advance agreement with Shopify (“April Advance Agreement II”). Under the terms of the April Advance Agreement II, the Company received $120,000 of principal and will repay $135,600 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The Company recorded $15,600 of debt discount which was amortized immediately to interest expense. Additionally, on April 6, 2022, the Company entered into a capital advance agreement with Shopify (“April Advance Agreement III”). Under the terms of the April Advance Agreement III, the Company received $42,000 of principal and will repay $47,460 by remitting 30% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The Company recorded $5,460 of debt discount which was amortized immediately to interest expense. During the nine months ended July 31, 2022, the Company paid $48,043 of the April Advance Agreement II and III. The advance has an outstanding balance of $135,017 as of July 31, 2022, reflected as advance payable on the accompanying unaudited consolidated balance sheet.

On April 16, 2022, the Company entered into a capital advance agreement with Shopify (“April Advance Agreement IV”). Under the terms of the April Advance Agreement III, the Company received $110,000 of principal and will repay $124,300 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The Company recorded $14,300 of debt discount which was amortized immediately to interest expense. During the nine months ended July 31, 2022, the Company paid $27,433 of the April Advance Agreement IV. The advance has an outstanding balance of $96,867 as of July 31, 2022, reflected as advance payable on the accompanying unaudited consolidated balance sheet.

NOTE 8 – ADVANCE PAYABLE

On October 15, 2019, the Company entered into a capital advance agreement (the “First Advance Agreement”) with their e-commerce platform provider (“Shopify”). Under the terms of the First Advance Agreement, the Company received $23,000 of principal and will repay $25,999 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the year ended December 31, 2020, the Company paid the principal balance of the advance in full and there was no balance outstanding as of December 31, 2020.

On March 17, 2020, the Company entered into a capital advance agreement (the “Second Advance Agreement”) with Shopify. Under the terms of the Second Advance Agreement, the Company received $10,000 of principal and will repay $11,300 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the year ended December 31, 2020, the Company paid the advance in full and there was no balance outstanding as of December 31, 2020.

On August 5, 2020, the Company entered into a capital advance agreement (the “Third Advance Agreement”) with Shopify. Under the terms of the Third Advance Agreement, the Company has received $49,000 of principal and will repay $55,370 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. In 2020, the Company paid $47,328 of the principal balance and the advance had an outstanding balance $1,672. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.

On November 17, 2020, the Company entered into a capital advance agreement (the “Fourth Advance Agreement”) with Shopify. Under the terms of the Fourth Advance Agreement, the Company has received $63,000 of principal and will repay $71,190 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. As of December 31, 2020, the advance had outstanding principal balance of $63,000. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.

On December 10, 2020, the Company entered into a working capital agreement (the “First PayPal Advance Agreement”) with PayPal. Under the terms of the Fifth Advance Agreement, the Company received net proceeds of $17,000, net of $1,840 loan fee for a total principal amount of $18,840. and will repay the principal and by remitting The Company shall pay a minimum payment every 90-days beginning at the end of the Cancellation Period and ending when the Total Payment Amount has been delivered to Lender. The minimum payment is due in each 90-day period, irrespective of the amount paid in any previous 90-day period. The minimum payment is 5% of the principal amount for loans expected to be repaid in 12 months or more and 10% of the principal amount for loans expected to be repaid in less than 12 months (based on the Company’s account history). In 2020, the Company paid $5,015 of principal balance and the advance had an outstanding balance of $13,825 as of December 31, 2020. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.

On March 29, 2021, the Company entered into a capital advance agreement (the “Fifth Advance Agreement”) with Shopify. Under the terms of the Fifth Advance Agreement, the Company has received $23,000 of principal and will repay $25,990 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.

On March 30, 2021, the Company closed a Revenue Share Agreement (“Agreement”) with a lender pursuant to which the Company agreed to sell, assign and transfer to the lender and the lender agreed to purchase from the Company, all of the Company’s right, title and interest in its future receivables amounting to $74,200 (“Specified Amount”) and $70,000 (“Purchase Price” or “Advance”) of this amount shall be made available to the Company. Pursuant to the Agreement, prior to the lender making the amount of the Advance available for use (even if the Company choose not to spend any or all of the Advance); (a) the Company will deliver, and will cause to be delivered, on each day to the lender, 20% of future receivables and 25% of future receivables after the 121st day from and including the closing date (“Applicable Percentage”) until the lender receive the specified Amount and; (b) the Company acknowledge that good, sufficient and valuable consideration has been received. The Company will only use the Advance for the purchase of products or services necessary to operate its business as defined in the Agreement. On April 1, 2021, an advance of $74,200 of which $70,000 was made available to the Company and $4,200 OID was charged to interest expense. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.

On July 9, 2021, the Company entered into a capital advance agreement (the “Sixth Advance Agreement”) with Shopify. Under the terms of the Sixth Advance Agreement, the Company has received $95,000 of principal and will repay $107,350 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. During the ten months ended October 31, 2021, the Company paid $27,056 of the outstanding balance. The advance had $67,945 of outstanding balance as of September 30, 2021, reflected as advance payable on the accompanying consolidated balance sheets.

On August 31, 2021, the Company entered into a capital advance agreement (the “Seventh Advance Agreement”) with Shopify. Under the terms of the Seventh Advance Agreement, the Company has received $34,000 of principal and will repay $38,420 by remitting 17% of the total customer payments processed daily by the e-commerce platform provider until the advance is repaid in full. The advance has an outstanding balance of $34,000 as of September 30, 2021, reflected as advance payable on the accompanying consolidated balance sheets.

On September 1, 2021, the Company entered into a capital advance agreement (the “First Liberty Advance Agreement”) with Liberty Funding. Under the terms of the First Liberty Advance Agreement, the Company has received $110,000 of principal and will repay $132,000 by making weekly installments of $5,500 until the advance is repaid in full. During the ten months ended October 31, 2021, the Company paid the advance in full and there was no balance outstanding as of October 31, 2021.